Annual Total Returns - Fidelity Managed Retirement 2030 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-17 - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Advisor Managed Retirement 2030 Fund: Class A
Bar Chart Table:
Annual Return 2020	13.55%
Annual Return 2021	8.54%